Financial Assets and Liabilities - Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Instruments [Line Items]
Remeasurement of contingent consideration	$ (8,771)	$ (913)	$ (18,687)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	23,284	25,409
Amount used during the period	2,686	(1,212)
Remeasurement of contingent consideration	(8,771)	(913)
Closing balance	$ 17,199	$ 23,284	$ 25,409